DWS Tax-Exempt Portfolio Annual Fund Operating Expenses - Tax Free Investment Class [Member] - DWS Tax-Exempt Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	 July 31, 2027
Tax-Free Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.72%